Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Detail	Exception Information	Compliance Factors	Origination Date	State	Purpose at Origination	Occupancy at Origination	Date Reported by Vendor	Date Cure Provided	Cured / Waived	Cleared	Issue with Cure Doc	Unable to Clear	Pending Vendor Review	Seller Comments	Vendor Additional Comments
XXX	XXX	2: Acceptable with Warnings	* ComplianceEase RESPA Test Incomplete (Lvl 1)
* ComplianceEase Exceptions Test Incomplete (Lvl 1)
* ComplianceEase TILA Test Failed (Lvl 2)
* Title shows an assignment chain break (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35."
* Title shows an assignment chain break (Lvl 2)     "As per the review of Property ownership report dated 9/27/2017, the chain of the assignment is not provided in the loan file." * ComplianceEase Exceptions Test Incomplete (Lvl 1)
						* ComplianceEase RESPA Test Incomplete (Lvl 1)			XX/XX/2007	California	Refinance	Primary